Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Stock-based compensation expense	$ 431	$ 625	$ 939	$ 1,682	$ 3,649	$ 2,316
Research and development
Stock-based Compensation
Stock-based compensation expense	103	(44)	210	392	1,116	1,242
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 328	$ 669	$ 729	$ 1,290	$ 2,533	$ 1,074